Label	Element	Value
Innovator U.S. Equity Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.60%
Innovator U.S. Equity Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator U.S. Equity Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $639.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Equity Buffer ETF - August | SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $501.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)